EQUITABLE AMERICA

Darin Smith

Vice President and

Associate General Counsel

(319) 573-2676

Darin.Smith@equitable.com

September 8, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company of America

Form S-3 Registration Statement

CIK 0000835357

Commissioners:

On behalf of Equitable Financial Life Insurance Company of America (“Equitable America”), we are filing herewith, electronically via EDGAR, Equitable America’s Form S-3 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”) with respect to interests in Structured Investment Option (“SIO”) under the Equi-Vest (Series 202) and Equi-Vest (Series 902) contracts to be offered by Equitable America.

Purpose of the Filing and Filing Fees

The purpose of this filing is to register a new version of the SIO to be used as an investment option in the Equi-Vest (Series 202) and Equi-Vest (Series 902) contracts issued by Equitable America. There are no material differences between the way the Equitable America version of the SIO works, and the current version of Structured Capital Strategies PLUS 21 under Equitable Financial Life Insurance Company (“Equitable Financial”) except as follows:

•	The Cap Rate Hold is not offered in the new SIO.

•	Transfers out of active Segments are not allowed in the new SIO.

•	Sweeps are only twice a month in the new SIO.

•	Fewer Segment Options and Types are offered in the new SIO.

•	$500 minimum for 6-year Segments in new SIO.

•	The new SIO is a standalone prospectus S-3 prospectus whereas the PLUS 21 prospectus is a combined N-4 and S-3 prospectus.

It is intended that once the Equitable America SIO Registration Statement and the Equi-Vest (Series 202) and Equi-Vest (Series 902) N-4 Registration Statements become effective, and subject to state and other necessary approvals, that the Equitable America SIO will generally replace Equitable Financial’s version of the SIO and Equi-Vest (Series 201) and Equi-Vest (Series 901), respectively, for new offers and sales in all states except New York.

The purpose of this filing is to also register units for the new Equitable America SIO.

Request for Expedited Review

Because the Registration Statement includes primarily prospectuses and other information that were included in the prior the Form S-3A registration statement and amendments thereto, we believe expedited review of the Registration Statement is appropriate. In particular, the Registration Statement includes a prospectus which is substantially similar with respect to the SIO to the May 1, 2022 prospectus for Structured Capital Strategies PLUS 21.

We would greatly appreciate the Staff’s effort in providing us with comments before October 20, 2022, or as soon as practicable thereafter. We will then file a Pre-Effective Amendment that will address any Staff comments. Equitable America will also request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.

Please contact the undersigned at (319) 573-2676 if you have any questions.

Very truly yours,

/s/ Darin Smith
Darin Smith